SEGMENTED INFORMATION - Balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 355	$ 304	$ 342	$ 262
Property, plant and equipment, at fair value	36,097	32,647	30,421
Total assets	39,473	35,757
Total borrowings	12,822	11,958
Other liabilities	14,926	5,925
Additions to property, plant and equipment	$ 865	431
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity | MW	192
Adjustment	$ 185
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	134	25
Property, plant and equipment, at fair value	16,495	11,735
Total assets	17,826	12,502
Total borrowings	5,523	2,859
Other liabilities	11,125	2,161
Additions to property, plant and equipment	473	142
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(3)	(1)
Property, plant and equipment, at fair value	(517)	(517)
Total assets	(173)	(204)
Total borrowings	(164)	(168)
Other liabilities	(10)	(39)
Additions to property, plant and equipment	(9)	(12)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	224	280
Property, plant and equipment, at fair value	20,119	21,429
Total assets	21,820	23,459
Total borrowings	7,463	9,267
Other liabilities	3,811	3,803
Additions to property, plant and equipment	401	301
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	22,846	20,765	19,798
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	32	21
Property, plant and equipment, at fair value	11,542	10,490
Total assets	12,414	11,197
Total borrowings	2,690	2,447
Other liabilities	2,844	2,016
Additions to property, plant and equipment	349	117
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,316	6,340	6,137
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	42	3
Property, plant and equipment, at fair value	2,093	649
Total assets	2,329	672
Total borrowings	1,043	238
Other liabilities	396	105
Additions to property, plant and equipment	37	7
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,786	5,308	$ 4,229
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	39	0
Property, plant and equipment, at fair value	1,709	0
Total assets	1,867	0
Total borrowings	1,302	0
Other liabilities	200	0
Additions to property, plant and equipment	70	0
Energy Transition | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	21	1
Property, plant and equipment, at fair value	1,151	596
Total assets	1,207	633
Total borrowings	488	174
Other liabilities	108	40
Additions to property, plant and equipment	17	18
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	0	0
Property, plant and equipment, at fair value	0	0
Total assets	9	0
Total borrowings	0	0
Other liabilities	7,577	0
Additions to property, plant and equipment	$ 0	$ 0